Certain transactions (Schedule of Fair Value of Acquired Assets and Assumed Liabilities) (Details) - USD ($) $ in Thousands		Dec. 31, 2020	Dec. 31, 2019	Feb. 28, 2019
Business Acquisition [Line Items]
Goodwill		$ 11,240	$ 11,240
Clear Voice, Inc.
Business Acquisition [Line Items]
Cash				$ 369
Accounts receivables and other receivables	[1]			523
Goodwill	[2]			9,859
Total acquired assets				15,511
Trade payable	[1]			91
Accrued expenses and other payables	[1]			844
Total assumed liabilities				935
Net assets acquired				14,576
Clear Voice, Inc. | Developed technology
Business Acquisition [Line Items]
Intangible assets	[3]			2,600
Clear Voice, Inc. | Customer relationships
Business Acquisition [Line Items]
Intangible assets	[4]			1,600
Clear Voice, Inc. | Trade name
Business Acquisition [Line Items]
Intangible assets	[5]			$ 560

[1]	As of the acquisition date fair value approximated the book value.
[2]	Goodwill is largely attributable to expected synergies following the acquisition, as well as future economic benefits arising from other assets acquired that could not be separately recognized at this time. Goodwill is not deductible for tax purposes.
[3]	The estimated amortization period of developed technology is five years.
[4]	The estimated amortization period of customer relationships is three years.
[5]	The estimated amortization period of trade name is five years.